RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 22 -	RELATED PARTY TRANSACTIONS

The related party relationships and related party transactions are listed as follows:

Related party relationships

Name of related parties	Relationship with the Company

Shenhua Hollysys Information Technology Co., Ltd. (“Shenhua Information”)	20% owned by Beijing Hollysys
New Huake Electronic Technology Co., Ltd. (“New Huake”)	37.5% owned by Beijing Hollysys
China Techenergy Co., Ltd. (“China Techenergy”)	40% owned by Beijing Hollysys
Beijing Hollysys Electric Motor Co., Ltd (“Electric Motor”)	40% owned by Beijing Hollysys
Zhejiang Sanxing Technology Co., Ltd (“Zhejiang Sanxing”)	6% owned by Hangzhou Hollysys
Beijing Hollysys Machine Automation Co., Ltd. (“Hollysys Machine”)	30% owned by Hollysys Investment
Southcon Development Sdn. Bhd. (“Southcon”)	30% owned by BMJB
Heilongjiang Ruixing Technology Co., Ltd.(“Ruixing”)	8.31% owned by Beijing Hollysys
Swee Yong Chim	Shareholder of the Company and former shareholder of Concord
Yoon Fah Chim	Shareholder of the Company and former shareholder of Concord

Due from related parties

	June 30,
	2013	2014
China Techenergy	$23,391,167	$19,038,908
Shenhua Information	2,157,094	3,832,574
Hollysys Machine	352,119	848,188
Electric Motor	462	-
Zhejiang Sanxing	10,304	-
Ruixing	199,045	-
Swee Yong Chim	200,631	-
Yoon Fah Chim	200,632	-

	$26,511,454	$23,719,670

The Company’s management believes that the collection of amounts due from related parties is reasonably assured and accordingly, no provision had been made for these balances.

Due to related parties

	June 30,
	2013	2014
Shenhua Information	$1,351,199	$1,591,858
China Techenergy	691,360	2,266,900
Electric Motor	27,393	47,790
Hollysys Machine	10,915	81,858
New Huake	2	2

	$2,080,869	$3,988,408

Transactions with related parties

Purchases of goods and services from:

	Year ended June 30,
	2012	2013	2014
Electric Motor	$31,729	$68,336	$14,022
Shenhua Information	41,045	364,537	323,099
Hollysys Machine	-	972,508	1,980,146
New Huake	-	69,768	-

	$72,774	$1,475,149	$2,317,267

Sales of goods and integrated solutions, and providing services to:

	Year ended June 30,
	2012	2013	2014
China Techenergy	$3,657,215	$17,059,714	$3,135,991
Shenhua Information	1,411,274	1,936,273	2,726,358
Hollysys Machine	296,523	557,243	920,961
Electric Motor	1,775	3,893	1,804

	$5,366,787	$19,557,123	$6,785,114

Operating lease income from:

	Year ended June 30,
	2012	2013	2014
Hollysys Machine	$45,475	$65,926	$65,227

	$45,475	$65,926	$65,227

The Company sells automation control systems to China Techenergy which is used for non-safety operations control in the nuclear power industry. China Techenergy incorporates the Company’s non-safety automation control systems with their proprietary safety automated control systems to provide an overall automation and control system for nuclear power stations in China. The Company is not a party to the integrated sales contracts executed between China Techenergy and their customers. The Company’s pro rata shares of the intercompany profits and losses are eliminated until realized through a sale to outside parties, as if China Techenergy were a consolidated subsidiary.

The Company sells automation control systems to Shenhua Information which is used for operations control in the information automation industry. Shenhua Information incorporates the Company’s automation control systems with their proprietary automated remote control systems to provide an overall automation and control system to its customers. The Company is not a party to the integrated sales contracts executed between Shenhua Information and their customers. The Company’s pro rata shares of the intercompany profits and losses are eliminated until realized through a sale to an outside party as if Shenhua Information were a consolidated subsidiary.

The Company engages Hollysys Machine to sell the Company’s products to end customers. The Company pays commission to Hollysys Machine in exchange for its services. The amount of the commission is determined based on the value of the products sold by Hollysys Machine during the year.

Amounts due from and due to the related parties relating to the above transactions are unsecured, non-interest bearing and repayable on demand.